UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09205
                                                    -------------------------

                      Advantage Advisers Xanthus Fund, LLC
  ---------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
  ---------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
  ---------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
 SHARES                                                                                                    MARKET VALUE
                  COMMON STOCK - 116.05%
                    APPLICATIONS SOFTWARE - 7.65%

  965,590              Microsoft Corp.                                                        (a)(b)    $      26,698,563
  163,273              Quest Software, Inc.*                                                                    1,815,596
  290,550              Siebel Systems, Inc.*                                                                    2,190,747
                                                                                                        -----------------
                                                                                                               30,704,906
                                                                                                        -----------------
                    BROADCASTING SERVICES / PROGRAMMING - 0.70%
  322,000              Liberty Media Corp., Class A*                                                           2,807,840
                                                                                                        -----------------
                    CABLE TELEVISION - 2.24%
  126,890              Comcast Corp., Special Class A*                                                         3,542,769
  174,800              EchoStar Communications Corp., Class A*                                                 5,439,776
                                                                                                        -----------------
                                                                                                                8,982,545
                                                                                                        -----------------
                    CASINO SERVICES - 1.00%
  209,300              Scientific Games Corp.*                                                                 3,997,630
                                                                                                        -----------------
                    CHEMICALS - SPECIALTY - 1.48%
  188,930              Ecolab Inc.                                                                              5,939,959
                                                                                                        -----------------
                    COMPUTER AIDED DESIGN - 0.59%
  450,930              Parametric Technology Corp.*                                                             2,380,910
                                                                                                        -----------------
                    COMPUTER DATA SECURITY - 0.16%
  195,205              BindView Development Corp.*                                                                648,081
                                                                                                        -----------------
                    COMPUTER SERVICES - 0.48%
  130,410              LivePerson, Inc.*                                                                          426,441
   62,600              SunGard Data Systems, Inc.*                                                              1,488,002
                                                                                                        -----------------
                                                                                                                1,914,443
                                                                                                        -----------------
                    COMPUTERS - 6.69%
  755,050           Dell, Inc.*                                                               (a)              26,879,780
                                                                                                        -----------------
                    COMPUTERS - MEMORY DEVICES - 4.55%
  502,510              SanDisk Corp.*                                                                          14,633,091
  414,320              Western Digital Corp.*                                                 (a)               3,641,873
                                                                                                        -----------------
                                                                                                               18,274,964
                                                                                                        -----------------
                    COMPUTERS - PERIPHERAL EQUIPMENT - 0.10%
   38,400              Interphase Corp.*                                                                          385,920
                                                                                                        -----------------


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


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
SHARES                                                                                                    MARKET VALUE

                    COMMON STOCK (CONTINUED)
                    CONSULTING SERVICES - 0.84%
  278,030              DiamondCluster International, Inc.*                                              $       3,391,966
                                                                                                        -----------------
                    DATA PROCESSING / MANAGEMENT - 1.85%
  208,080              NAVTEQ Corp.*                                                                            7,415,971
                                                                                                        -----------------
                    DRUG DELIVERY SYSTEMS - 0.31%
  108,680              Alkermes, Inc.*                                                                          1,254,167
                                                                                                        -----------------
                    E-COMMERCE / SERVICES - 0.55%
  962,900              HomeStore, Inc.*                                                                         2,224,299
                                                                                                        -----------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - 4.32%
  518,020              Flextronics International, Ltd.*                                       (a)               6,863,765
  116,630              Jabil Circuit, Inc.*                                                                     2,682,490
  485,850              Solectron Corp.*                                                       (a)               2,404,957
  419,850              Vishay Intertechnology, Inc.*                                          (a)               5,416,065
                                                                                                        -----------------
                                                                                                               17,367,277
                                                                                                        -----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 18.70%
  907,400              Altera Corp.*                                                          (a)              17,757,818
  972,690              ATI Technologies, Inc.*                                                (a)              14,911,338
  652,850              Intel Corp.                                                            (a)              13,096,171
  396,550              National Semiconductor Corp.                                           (a)               6,142,559
  111,849              Silicon Laboratories, Inc.*                                                              3,701,083
  169,964              Volterra Semiconductor Corporation*                                                      2,112,653
  643,250              Xilinx, Inc.                                                           (a)              17,367,750
                                                                                                        -----------------
                                                                                                               75,089,372
                                                                                                        -----------------
                    ELECTRONIC DESIGN AUTOMATION - 0.47%
  144,600              Cadence Design Systems, Inc.*                                                            1,885,584
                                                                                                        -----------------
                    ENTERPRISE SOFTWARE / SERVICES - 4.43%
  115,580              BEA Systems, Inc.*                                                                         798,658
  169,650              Informatica Corp.*                                                                         992,452
  257,290              Micromuse, Inc.*                                                                           946,827
  252,040              Novell, Inc.*                                                          (a)               1,590,372
  921,410              Oracle Corp.*                                                          (a)              10,393,505
  248,660              Ultimate Software Group, Inc.*                                                           3,053,545
                                                                                                        -----------------
                                                                                                               17,775,359
                                                                                                        -----------------


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
SHARES                                                                                                    MARKET VALUE
                    COMMON STOCK (CONTINUED)

                    ENTERTAINMENT SOFTWARE - 1.59%
  258,535              Activision, Inc.*                                                      (a)       $       3,585,881
  143,520         THQ, Inc.*                                                                  (a)               2,792,899
                                                                                                        -----------------
                                                                                                                6,378,780
                                                                                                        -----------------
                    GAMBLING (NON-HOTEL) - 0.23%
  327,470              Youbetcom, Inc.*                                                                           903,817
                                                                                                        -----------------
                    HUMAN RESOURCES - 1.45%
  280,600              51 job, Inc.  -  ADR*                                                                    5,822,450
                                                                                                        -----------------
                    IDENTIFICATION SYSTEMS / DEVICES - 1.25%
  276,000               Cogent, Inc.*                                                                           5,034,240
                                                                                                        -----------------
                    INTERNET APPLICATION SOFTWARE - 0.31%
  148,860              BroadVision, Inc.*                                                                         436,160
  162,180              MatrixOne, Inc.*                                                                           820,631
                                                                                                        -----------------
                                                                                                                1,256,791
                                                                                                        -----------------
                    INTERNET CONTENT - ENTERTAINMENT - 0.46%
   77,372              Shanda Interactive Entertainment, Ltd. - ADR*                                            1,855,381
                                                                                                        -----------------
                    INTERNET SECURITY - 1.38%
  304,949              Secure Computing Corp.*                                                                  2,314,563
  163,280              VeriSign, Inc.*                                                        (b)               3,246,006
                                                                                                        -----------------
                                                                                                                5,560,569
                                                                                                        -----------------
                    MEDICAL - BIOMEDICAL / GENETICS - 2.90%
   38,060              Chiron Corp.*                                                                            1,682,252
  182,940              Genzyme Corp.*                                                         (a)               9,953,765
                                                                                                        -----------------
                                                                                                               11,636,017
                                                                                                        -----------------
                    MEDICAL - DRUGS - 1.56%
  308,540              Angiotech Pharmaceuticals, Inc.*                                                         6,254,106
                                                                                                        -----------------
                    MEDICAL - GENERIC DRUGS - 0.34%
   89,110              Impax Laboratories, Inc.*                                                                1,368,730
                                                                                                        -----------------
                    MEDICAL PRODUCTS - 0.99%
   63,710              Henry Schein, Inc.*                                                                      3,969,770
                                                                                                        -----------------
                    MULTIMEDIA - 0.38%
  272,980              Gemstar-TV Guide International, Inc.*                                                    1,542,337
                                                                                                        -----------------



ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
SHARES                                                                                                    MARKET VALUE
                    COMMON STOCK (CONTINUED)

                    NETWORKING PRODUCTS - 2.19%
  373,190              Juniper Networks, Inc.*                                                (a)       $       8,807,284
                                                                                                        -----------------
                    POWER CONVERSION/SUPPLY EQUIPMENT - 0.27%
  115,920              Advanced Energy Industries, Inc.*                                                        1,076,897
                                                                                                        -----------------
                    RACETRACKS - 3.45%
  277,960              International Speedway Corp., Class A                                  (a)              13,870,204
                                                                                                        -----------------
                    RADIO - 0.46%
   60,090              XM Satellite Radio Holdings, Inc., Class A*                                              1,863,992
                                                                                                        -----------------
                    RETAIL - DISCOUNT - 0.48%
   70,430              BJ's Wholesale Club, Inc.*                                                               1,925,556
                                                                                                        -----------------
                    RETAIL - MAIL ORDER - 1.88%
  200,550              Williams-Sonoma, Inc.*                                                 (a)               7,530,652
                                                                                                        -----------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 12.90%
  396,680              Analog Devices, Inc.                                                   (a)              15,383,251
  147,280              Cypress Semiconductor Corp.*                                                             1,301,955
  182,430              Integrated Device Technology, Inc.*                                                      1,738,558
  810,660              Marvell Technology Group, Ltd.*                                        (a)              21,182,546
   49,120              Maxim Integrated Products, Inc.                                                          2,077,285
  965,924              Taiwan Semiconductor Manufacturing Company, Ltd. -
                          Sponsored ADR                                                       (a)               6,896,697
  691,793              United Microelectronics Corp. - Sponsored ADR*                                           2,338,260
  321,260              Vitesse Semiconductor Corp.*                                                               877,040
                                                                                                        -----------------
                                                                                                               51,795,592
                                                                                                        -----------------
                    SEMICONDUCTOR EQUIPMENT - 11.37%
  323,070              Applied Materials, Inc.*                                                                 5,327,424
  346,860              Brooks Automation, Inc.*                                               (a)               4,908,069
   80,560              FormFactor, Inc.*                                                                        1,560,447
  115,240              KLA-Tencor Corp.*                                                      (a)               4,780,155
  433,860              Lam Research Corp.*                                                    (a)               9,492,857
  100,778              MKS Instruments, Inc.*                                                                   1,543,919
  289,280              Teradyne, Inc.*                                                        (a)               3,876,352
  642,170              Tessera Technologies, Inc.*                                            (a)              14,191,957
                                                                                                        -----------------
                                                                                                               45,681,180
                                                                                                        -----------------


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

ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------


                                                                                                      SEPTEMBER 30, 2004
SHARES                                                                                                    MARKET VALUE

                    COMMON STOCK (CONTINUED)
                    TELECOMMUNICATION EQUIPMENT - 2.62%
  328,210              Arris Group, Inc.*                                                               $       1,713,256
  484,630              Avaya, Inc.*                                                                             6,755,742
  218,060              Symmetricom, Inc.*                                                     (a)               2,062,848
                                                                                                        -----------------
                                                                                                               10,531,846
                                                                                                        -----------------
                    TELECOMMUNICATION EQUIPMENT - FIBER OPTICS - 1.98%
  375,710              Harmonic, Inc.*                                                                          2,498,472
  796,809              JDS Uniphase Corp.*                                                                      2,685,246
  406,880              MRV Communications, Inc.*                                                                1,017,200
  972,100              Oplink Communications, Inc.*                                                             1,740,059
                                                                                                        -----------------
                                                                                                                7,940,977
                                                                                                        -----------------
                    THERAPEUTICS - 2.20%
  235,810              Gilead Sciences, Inc.*                                                 (a)               8,814,578
                                                                                                        -----------------
                    TRANSPORT - SERVICES - 2.58%
  452,544              Sirva, Inc.*                                                           (a)              10,363,258
                                                                                                        -----------------
                    WEB PORTALS / ISP - 3.31%
  102,630              Google, Inc., Class A*                                                 (a)              13,300,848
                                                                                                        -----------------
                    WIRELESS EQUIPMENT - 0.41%
   91,770              Motorola, Inc.                                                         (a)               1,655,531
                                                                                                        -----------------
                  TOTAL COMMON STOCK (COST $498,270,299)                                                $     466,062,356
                                                                                                        -----------------

                  PURCHASED OPTIONS - 2.89%
                    CALL OPTIONS - 1.71%
                    APPLICATIONS SOFTWARE - 0.00%
    2,300              Microsoft Corp.,  10/16/04, $30.00                                                               0
                                                                                                        -----------------
                    COMPUTERS - 0.05%
      939              Apple Computer, Inc., 10/16/04, $37.50                                                     211,275
                                                                                                        -----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.07%
    2,348              Nvidia Corp., 12/18/04, $15.00                                                             281,760
                                                                                                        -----------------
                    INTERNET SECURITY - 0.08%
    2,300              Check Point Software Technologies Ltd.,  10/16/04, $25.00                                        0
    2,348              VeriSign, Inc., 12/18/04, $20.00                                                           305,240
                                                                                                        -----------------
                                                                                                                  305,240
                                                                                                        -----------------



ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED) (CONCLUDED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                       SEPTEMBER 30, 2004
CONTRACTS                                                                                                 MARKET VALUE

                    PURCHASED OPTIONS (CONTINUED)
                    CALL OPTIONS (CONTINUED)
                    MEDICAL - BIOMEDICAL / GENETICS - 0.00%
      939              Telik, Inc., 10/16/04, $25.00                                                     $         14,085
                                                                                                        -----------------
                    MEDICAL - DRUGS - 0.00%
    1,548              King Pharmaceuticals, Inc., 10/16/04, $15.00                                                     0
    1,087              Ligand Pharmaceuticals, Inc., Class B, 11/20/04, $22.50                                          0
                                                                                                       -----------------
                                                                                                                        0
                                                                                                        -----------------
                    REGISTERED INVESTMENT COMPANY - 1.51%
   32,853              Nasdaq 100 Index Tracking Stock, 01/22/05, $35.00                                        6,077,805
                                                                                                        -----------------
                    TOTAL CALL OPTIONS (COST $6,852,202)                                                        6,890,165
                                                                                                        -----------------
                    PUT OPTIONS - 1.18%
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - 0.04%
    1,733              Micron Technology, Inc., 10/16/04, $13.00                                                  173,300
                                                                                                        -----------------
                    INTERNET SECURITY - 0.00%
    1,878              Check Point Software Technologies Ltd.,  10/16/04, $15.00                                    9,390
                                                                                                       -----------------
                    MEDICAL PRODUCTS - 0.04%
      939              Johnson & Johnson, 01/22/05, $55.00                                                        140,850
                                                                                                        -----------------
                    REGISTERED INVESTMENT COMPANY - 1.10%
   13,235              Mini NDX-100 Index Tracking Stock, 12/18/04, $135.00                                     3,838,150
    1,249              Mini NDX-100 Index Tracking Stock, 12/18/04, $140.00                                       574,540
                                                                                                        -----------------
                                                                                                                4,412,690
                                                                                                        -----------------
                    TOTAL PUT OPTIONS (COST $12,531,993)                                                        4,736,230
                                                                                                        -----------------
                  TOTAL PURCHASED OPTIONS (COST $19,384,195)                                            $      11,626,395
                                                                                                        -----------------

                  TOTAL INVESTMENTS (COST $517,654,494) - 118.94%                                       $     477,688,751
                                                                                                        -----------------

                  OTHER ASSETS, LESS LIABILITIES - (18.94%)                                                   (76,070,405)
                                                                                                        -----------------

                  NET ASSETS - 100.00%                                                                  $     401,618,346
                                                                                                        =================


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b) Security held in connection with an open put or call option contract. * Non-income producing security. ADR American Depository Receipt


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
SHARES                                                                                                    MARKET VALUE
                  SECURITIES SOLD, NOT YET PURCHASED - (51.01%)
                    ADVERTISING SERVICES - (0.32%)
   23,330              Getty Images, Inc.                                                               $      (1,290,149)
                                                                                                        -----------------
                    APPLICATIONS SOFTWARE - (0.89%)
   27,990              Intuit, Inc.                                                                            (1,270,746)
  187,810              Red Hat, Inc.                                                                           (2,296,916)
                                                                                                        -----------------
                                                                                                               (3,567,662)
                                                                                                        -----------------
                    AUCTION HOUSE / ART DEALER - (0.54%)
  132,470              Adesa, Inc.                                                                             (2,176,482)
                                                                                                        -----------------
                    BEVERAGES NON - ALCOHOLIC - (1.95%)
   93,280              Coca-Cola Company                                                                       (3,735,864)
  150,440              Pepsi Bottling Group, Inc.                                                              (4,084,446)
                                                                                                        -----------------
                                                                                                               (7,820,310)
                                                                                                        -----------------
                    CAPACITORS - (0.30%)
  147,200              Kemet Corp.                                                                             (1,190,848)
                                                                                                        -----------------
                    CHEMICALS - DIVERSIFIED - (0.33%)
   27,600              FMC Corp.                                                                               (1,340,532)
                                                                                                        -----------------
                    CHEMICALS - SPECIALTY - (0.74%)
   39,210              Cabot Microelectronics Corp.                                                            (1,421,363)
   26,590              Minerals Technologies, Inc.                                                             (1,565,087)
                                                                                                        -----------------
                                                                                                               (2,986,450)
                                                                                                        -----------------
                    COMMERCIAL SERVICES - (0.87%)
   89,610              Weight Watchers International, Inc.                                                     (3,478,660)
                                                                                                        -----------------
                    COMMERCIAL SERVICES - FINANCE - (0.90%)
   72,810              H&R Block, Inc.                                                                         (3,598,270)
                                                                                                        -----------------
                    COMPUTER SERVICES - (0.65%)
   46,950              Affiliated Computer Services, Inc., Class A                                             (2,613,706)
                                                                                                        -----------------
                    COMPUTERS - INTEGRATED SYSTEMS - (0.68%)
   21,740              Kronos, Inc.                                                                              (962,865)
   58,860              National Instruments Corp.                                                              (1,781,692)
                                                                                                        -----------------
                                                                                                               (2,744,557)
                                                                                                        -----------------
                    COMPUTERS - MEMORY DEVICES - (2.66%)
  110,780              Imation Corp.                                                                           (3,942,660)
   46,650              Lexar Media, Inc.                                                                         (391,393)



ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
SHARES                                                                                                    MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    COMPUTERS - MEMORY DEVICES (CONTINUED)
   66,600              Network Appliance, Inc.                                                          $      (1,535,130)
  201,930              Seagate Technology                                                                      (2,730,094)
   81,930              Storage Technology Corp.                                                                (2,069,552)
                                                                                                        -----------------
                                                                                                              (10,668,829)
                                                                                                        -----------------
                    COSMETICS & TOILETRIES - (0.90%)
   79,820              Colgate-Palmolive Co.                                                                   (3,606,268)
                                                                                                        -----------------
                    DATA PROCESSING / MANAGEMENT - (1.46%)
   97,560              Acxiom Corp.                                                                            (2,316,075)
   65,740              First Data Corp.                                                                        (2,859,690)
   26,660              Total System Services, Inc.                                                               (672,898)
                                                                                                        -----------------
                                                                                                               (5,848,663)
                                                                                                        -----------------
                    DENTAL SUPPLIES & EQUIPMENT - (1.07%)
   56,400              Patterson Companies, Inc.                                                               (4,317,984)
                                                                                                        -----------------
                    E-COMMERCE / SERVICES - (0.86%)
   37,570              eBay, Inc.                                                                              (3,454,186)
                                                                                                        -----------------
                    ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.47%)
  158,670              AVX Corp.                                                                               (1,880,239)
                                                                                                        -----------------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS - (6.45%)
   94,280              Broadcom Corp., Class A                                                                 (2,572,901)
  126,430              Cree, Inc.                                                                              (3,856,115)
  197,150              Microchip Technology, Inc.                                                              (5,291,506)
  415,950              Micron Technology, Inc.                                                                 (5,003,879)
  186,610              PMC-Sierra, Inc.                                                                        (1,644,034)
  304,730              STMicroelectronics N.V.                                                                 (5,265,734)
  106,970              Texas Instruments, Inc.                                                                 (2,276,322)
                                                                                                        -----------------
                                                                                                              (25,910,491)
                                                                                                        -----------------
                    ELECTRONIC MEASURING INSTRUMENTS - (0.34%)
   78,310              Itron, Inc.                                                                             (1,366,509)
                                                                                                        -----------------
                    ELECTRONIC PARTS DISTRIBUTION - (2.49%)
  253,710              Arrow Electronics, Inc.                                                                 (5,728,772)
  250,240              Avnet, Inc.                                                                             (4,284,109)
                                                                                                        -----------------
                                                                                                              (10,012,881)
                                                                                                        -----------------

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                                       9


ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
SHARES                                                                                                    MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    ELECTRONIC PRODUCTS - MISCELLANEOUS - (1.01%)
  135,770              Molex, Inc.                                                                      $      (4,048,661)
                                                                                                        -----------------
                    ENTERPRISE SOFTWARE / SERVICES - (1.00%)
   92,000              Computer Associates International, Inc.                                                 (2,419,600)
   93,310              Open Text Corporation                                                                   (1,610,531)
                                                                                                        -----------------
                                                                                                               (4,030,131)
                                                                                                        -----------------
                    ENTERTAINMENT SOFTWARE - (0.49%)
   43,180              Electronic Arts, Inc.                                                                   (1,985,848)
                                                                                                        -----------------
                    FOOD - RETAIL - (0.40%)
   18,780              Whole Foods Market, Inc.                                                                (1,611,136)
                                                                                                        -----------------
                    FOOD - WHOLESALE / DISTRIBUTION - (1.33%)
   69,000              SUPERVALU, Inc.                                                                         (1,900,950)
  115,690              Sysco Corp.                                                                             (3,461,445)
                                                                                                        -----------------
                                                                                                               (5,362,395)
                                                                                                        -----------------
                    HEALTH CARE COST CONTAINMENT - (0.45%)
   69,980              McKesson Corp.                                                                          (1,794,987)
                                                                                                        -----------------
                    HOTELS & MOTELS - (0.55%)
  118,440              Hilton Hotels Corp.                                                                     (2,231,410)
                                                                                                        -----------------
                    INSTRUMENTS - SCIENTIFIC - (0.61%)
  129,890              Applera Corp. - Applied Biosystems Group                                                (2,451,024)
                                                                                                        -----------------
                    INTERNET SECURITY - (0.25%)
   51,870              RSA Security, Inc.                                                                      (1,001,091)
                                                                                                        -----------------
                    LASERS - SYSTEMS / COMPONENTS - (0.72%)
  101,200              Cymer, Inc.                                                                             (2,900,392)
                                                                                                        -----------------
                    MEDICAL - BIOMEDICAL / GENETICS - (1.59%)
  119,210              Affymetrix, Inc.                                                                        (3,660,939)
   47,850              Amgen, Inc.                                                                             (2,718,359)
                                                                                                        -----------------
                                                                                                               (6,379,298)
                                                                                                        -----------------
                    MEDICAL - DRUGS - (2.20%)
   81,630                Eli Lilly & Co.                                                                       (4,901,881)
   76,390                Merck & Co., Inc.                                                                     (2,520,870)
   46,650                Pfizer, Inc.                                                                          (1,427,490)
                                                                                                        -----------------
                                                                                                               (8,850,241)
                                                                                                        -----------------



ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
SHARES                                                                                                    MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    MEDICAL - HOSPITALS - (1.59%)
   89,360              HCA, Inc.                                                                        $      (3,409,084)
  145,400              Health Management Associates, Inc.                                                      (2,970,522)
                                                                                                        -----------------
                                                                                                               (6,379,606)
                                                                                                        -----------------
                    MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.72%)
   53,640              AmerisourceBergen Corp.                                                                 (2,881,004)
                                                                                                        -----------------
                    MEDICAL INSTRUMENTS - (0.39%)
   30,774              Ventana Medical Systems, Inc.                                                           (1,552,241)
                                                                                                        -----------------
                    MOTORCYCLE / MOTOR SCOOTER - (0.75%)
   50,900              Harley-Davidson, Inc.                                                                   (3,025,496)
                                                                                                        -----------------
                    NETWORKING PRODUCTS - (0.15%)
   57,530              Atheros Communications, Inc.                                                              (586,806)
                                                                                                        -----------------
                    OFFICE FURNISHINGS - ORIGINAL - (0.60%)
   97,950              Herman Miller, Inc.                                                                     (2,414,468)
                                                                                                        -----------------
                    PHARMACY SERVICES - (0.46%)
   28,170              Express Scripts, Inc.                                                                   (1,840,628)
                                                                                                        -----------------
                    PUBLISHING - NEWSPAPERS - (1.61%)
   74,640              Dow Jones & Co., Inc.                                                                   (3,031,130)
   87,780              New York Times Co., Class A                                                             (3,432,198)
                                                                                                        -----------------
                                                                                                               (6,463,328)
                                                                                                        -----------------
                    RADIO - (0.91%)
1,138,500              Sirius Satellite Radio, Inc.                                                            (3,643,200)
                                                                                                        -----------------
                    RETAIL - DISCOUNT - (0.71%)
  129,110              TJX Companies, Inc.                                                                     (2,845,584)
                                                                                                        -----------------
                    SCHOOLS - (0.52%)
  100,000              DeVry, Inc.                                                                             (2,071,000)
                                                                                                        -----------------
                    SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (2.44%)
  254,370              Micrel, Inc.                                                                            (2,647,992)
  181,677              Power Integrations, Inc.                                                                (3,711,661)
  348,630              Semiconductor Manufacturing International Corp. - ADR                                   (3,444,464)
                                                                                                        -----------------
                                                                                                               (9,804,117)
                                                                                                        -----------------



ADVANTAGE ADVISERS XANTHUS FUND, L.L.C.
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED) (CONCLUDED)
-------------------------------------------------------------------------------------------------------------------------

                                                                                                      SEPTEMBER 30, 2004
SHARES                                                                                                    MARKET VALUE

                    SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)
                    SEMICONDUCTOR EQUIPMENT - (1.97%)
  176,410              ATMI, Inc.                                                                       $      (3,612,877)
   72,470              DuPont Photomasks, Inc.                                                                 (1,234,889)
  115,000              Novellus Systems, Inc.                                                                  (3,063,600)
                                                                                                        -----------------
                                                                                                               (7,911,366)
                                                                                                        -----------------
                    TELEPHONE - INTEGRATED - (1.87%)
  111,660              BellSouth Corp.                                                                         (3,028,219)
  172,170              SBC Communications, Inc.                                                                (4,467,812)
                                                                                                        -----------------
                                                                                                               (7,496,031)
                                                                                                        -----------------
                    THEATERS - (0.31%)
   65,210              Regal Entertainment Group, Class A                                                      (1,245,511)
                                                                                                        -----------------
                    WIRELESS EQUIPMENT - (0.54%)
  342,120              RF Micro Devices, Inc.                                                                  (2,169,041)
                                                                                                        -----------------
                  TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $205,509,653)                      $    (204,849,717)
                                                                                                        =================

                                       12



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Xanthus Fund, LLC


By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer & Director (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer & Director (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lenard Brafman
                         -------------------------------------------------------
                           Lenard Brafman, Chief Financial Officer
                           (principal financial officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.